UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21938

Voya Natural Resources Equity Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: November 30, 2015

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Natural Resources Equity Income Fund

The schedules are not audited.

Voya Natural Resources Equity Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 100.0%
		Energy: 85.1%
71,218		Anadarko Petroleum Corp.	$4,265,958	2.6
17,562		Apache Corp.	863,699	0.5
42,846		Archrock, Inc.	452,882	0.3
32,641		Atwood Oceanics, Inc.	518,339	0.3
39,344		Baker Hughes, Inc.	2,127,330	1.3
198,947		Baytex Energy Corp.	831,598	0.5
128,196	@	Bill Barrett Corp.	805,071	0.5
92,837	@	C&J Energy Services Ltd.	553,309	0.3
148,353		Canadian Natural Resources Ltd.	3,590,143	2.2
39,180	@	Carrizo Oil & Gas, Inc.	1,582,088	1.0
27,496		Cenovus Energy, Inc.	406,941	0.2
3,273		Cheniere Energy, Inc.	155,631	0.1
169,023		Chevron Corp.	15,435,180	9.3
267,561	@	Cloud Peak Energy, Inc.	698,334	0.4
3,936	@	Concho Resources, Inc./Midland TX	430,756	0.3
113,251		ConocoPhillips	6,121,217	3.7
15,252		Core Laboratories NV	1,802,024	1.1
90,940		Denbury Resources, Inc.	336,478	0.2
70,396		Devon Energy Corp.	3,238,920	1.9
24,497		Dril-Quip, Inc.	1,546,006	0.9
28,749		Ensco PLC	492,183	0.3
72,817		EOG Resources, Inc.	6,075,122	3.7
32,384		EQT Corp.	1,853,013	1.1
21,423	@	Exterran Corp.	350,695	0.2
147,597		Exxon Mobil Corp.	12,052,771	7.3
34,304		Gulfport Energy Corp.	872,008	0.5
126,856		Halliburton Co.	5,055,212	3.0
47,332		Hess Corp.	2,792,588	1.7
21,532		HollyFrontier Corp.	1,035,259	0.6
192,582		Kinder Morgan, Inc.	4,539,158	2.7
72,295	@	Laredo Petroleum, Inc.	787,293	0.5
63,622		Marathon Oil Corp.	1,114,021	0.7
38,188		Marathon Petroleum Corp.	2,230,561	1.3
95,261	@	MEG Energy Corp.	798,211	0.5
14,784		National Oilwell Varco, Inc.	552,035	0.3
87,820	@	Noble Corp. PLC	1,165,371	0.7
12,432		Noble Energy, Inc.	455,881	0.3
100,431		Occidental Petroleum Corp.	7,591,579	4.6
96,676		Patterson-UTI Energy, Inc.	1,568,085	0.9
23,055		PBF Energy, Inc.	933,497	0.6
41,702		Phillips 66	3,816,984	2.3
7,867		Pioneer Natural Resources Co.	1,138,748	0.7
94,074		QEP Resources, Inc.	1,486,369	0.9
59,381		Range Resources Corp.	1,697,109	1.0
24,128		Rowan Companies PLC	490,522	0.3
24,957	@	Royal Dutch Shell PLC - Class A ADR	1,241,860	0.7
128,243		Schlumberger Ltd.	9,893,947	6.0
9,022		SemGroup Corp. - Class A	313,334	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
62,012	Southwestern Energy Co.	$558,728	0.3
81,084	Spectra Energy Corp.	2,124,401	1.3
188,464	Suncor Energy, Inc.	5,201,606	3.1
13,227	Tesoro Corp.	1,523,354	0.9
25,128	@ Total S.A. ADR	1,242,580	0.7
99,635	TransCanada Corp.	3,147,470	1.9
87,826	Transocean Ltd.	1,261,181	0.8
90,236	Ultra Petroleum Corp.	361,846	0.2
52,646	Unit Corp.	951,313	0.6
72,698	Valero Energy Corp.	5,224,078	3.1
43,968	Williams Cos., Inc.	1,607,470	1.0
		141,359,347	85.1

	Materials: 14.9%
236,806	Alcoa, Inc.	2,216,504	1.3
21,455	Avery Dennison Corp.	1,415,172	0.9
22,875	Barrick Gold Corp.	167,903	0.1
27,312	@ Berry Plastics Group, Inc.	993,064	0.6
38,623	Crown Holdings, Inc.	2,004,920	1.2
34,522	Domtar Corp.	1,418,509	0.9
8,966	Eagle Materials, Inc.	619,371	0.4
30,391	Freeport-McMoRan, Inc.	248,598	0.1
27,356	GoldCorp, Inc.	323,074	0.2
33,187	Greif, Inc. - Class A	1,177,143	0.7
315,324	Hecla Mining Co.	608,575	0.4
76,825	International Paper Co.	3,213,590	1.9
100,267	Newmont Mining Corp.	1,845,916	1.1
28,938	Packaging Corp. of America	1,967,495	1.2
5,069	Silgan Holdings, Inc.	275,399	0.2
23,403	Sonoco Products Co.	1,025,519	0.6
87,569	Stillwater Mining Co	819,646	0.5
112,777	Tahoe Resources, Inc.	993,565	0.6
268,589	Turquoise Hill Resources Ltd.	701,017	0.4
4,568	Vulcan Materials Co.	468,997	0.3
43,860	WestRock Co.	2,220,632	1.3
		24,724,609	14.9

	Total Common Stock
	(Cost $194,834,804)	166,083,956	100.0

SHORT-TERM INVESTMENTS: 0.5%
		Mutual Funds: 0.5%
877,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.130%††
	(Cost $877,000)	877,000	0.5

	Total Short-Term Investments
	(Cost $877,000)	877,000	0.5

Voya Natural Resources Equity Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2015 (Unaudited) (Continued)

Total Investments in Securities (Cost $195,711,804)	$166,960,956	100.5
Liabilities in Excess of Other Assets	(852,383)	(0.5)
Net Assets	$166,108,573	100.0

††	Rate shown is the 7-day yield as of November 30, 2015.
@	Non-income producing security.
ADR	American Depositary Receipt

Cost for federal income tax purposes is $196,889,279.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$5,387,761
Gross Unrealized Depreciation	(35,316,084)

Net Unrealized Depreciation	$(29,928,323)

Industry Diversification as of November 30, 2015
(as a percentage of net assets)

Integrated Oil & Gas	25.9%
Oil & Gas Exploration & Production	21.5%
Oil & Gas Equipment & Services	11.8%
Oil & Gas Refining & Marketing	8.2%
Oil & Gas Storage & Transportation	7.0%
Oil&Gas	3.4%
Oil & Gas Drilling	3.1%
Paper Products	2.8%
Packaging&Containers	2.5%
Paper Packaging	2.1%
Energy	2.0%
Oil&Gas Services	1.6%
Metal & Glass Containers	1.5%
Gold	1.4%
Materials	1.4%
Aluminum	1.3%
Mining	1.0%
Precious Metals & Minerals	0.5%
Coal & Consumable Fuels	0.4%
Building Materials	0.3%
Pipelines	0.2%
Diversified Metals & Mining	0.1%
Assets in Excess of Other Liabilities*	–%
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2015
Asset Table
Investments, at fair value
Common Stock*	$166,083,956	$–	$–	$166,083,956
Short-Term Investments	877,000	–	–	877,000
Total Investments, at fair value	$166,960,956	$–	$–	$166,960,956
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(1,535,140)	$–	$(1,535,140)
Total Liabilities	$–	$(1,535,140)	$–	$(1,535,140)

Voya Natural Resources Equity Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2015 (Unaudited) (Continued)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At November 30, 2015, the following over-the-counter written options were outstanding for Voya Natural Resources Equity Income Fund:

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
987,444	Goldman Sachs & Co.	Call on Energy Select Sector SPDRT Fund	68.240	USD	12/18/15	$1,105,839	$(1,286,620)
308,209	Citigroup, Inc.	Call on Market VectorsT Gold Miners ETF	13.670	USD	12/18/15	159,406	(184,885)
272,068	HSBC Bank PLC	Call on Materials Select Sector SPDRT Fund	46.450	USD	12/18/15	90,435	(63,635)
		Total Written OTC Options				$1,355,680	$(1,535,140)

Voya Natural Resources Equity Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2015 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2015 was as follows:

Derivatives not accounted for as hedging instruments	Instrument Type	Fair Value

Liability Derivatives

Equity contracts	Written options	$1,535,140
Total Liability Derivatives		$1,535,140

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at November 30, 2015:

	Citigroup, Inc.	Goldman Sachs & Co.	HSBC Bank PLC	Totals
Liabilities:
Written options	$184,885	$1,286,620	$63,635	$1,535,140
Total Liabilities	$184,885	$1,286,620	$63,635	$1,535,140

Net OTC derivative instruments by counterparty, at fair value	$(184,885)	$(1,286,620)	$(63,635)	(1,535,140)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-	$-

Net Exposure(1)	$(184,885)	$(1,286,620)	$(63,635)	$(1,535,140)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Natural Resources Equity Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 22, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer Date:

January 22, 2016